Intangible Assets and Goodwill - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization of intangible assets	$ 11.6	$ 8.4	$ 8.9
Amortization expense of intangible assets, 2023	10.0
Amortization expense of intangible assets, 2024	6.9
Amortization expense of intangible assets, 2025	6.9
Amortization expense of intangible assets, 2026	3.6
Amortization expense of intangible assets, 2027	$ 2.1